UNITED STATES SECURITIES AND EXCHANGE

                                                                                                                     COMMISSION Washington, D.C. 20549                                          OMB APPROVAL

                                                                                                                                                                                                             OMB Number: 3235-0422

                                                                                                                                                                                                                                                                      Expires: August 31, 2010

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Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

I. Investment Company Act File Number Date of Notification 811- 22199

2. Exact name of Investment Company as specified in registration statement:

   National Retail Fund III

3. Address of principal executive office: (number, street, city, state, zip code)

   National Retail Fund III

   c/o Gemini Fund Services, LLC

   4020 S. 147 Street

  Omaha, NE 68137

4. Check one of the following:

A. [X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [  ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

c.[  ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary     repurchase offer under paragraph (c) of Rule 23c-3.

By:  /s/ Andrew Rogers

Andrew Rogers

       Chief Financial Officer

INSTRUCTIONS

1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The Form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this Form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

SEC'S COLLECTION OF INFORMATION

An agency may not conduct or sponsor, and a person is not required to respond to. a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. The principal purpose of this collection of information is to ensure that investment companies provide basic information necessary for the Commission to process filed notifications to shareholders and to monitor companies' use of repurchase offers. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507. The responses to the collection of information will not be kept confidential.

NATIONAL RETAIL FUND III

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

May 15, 2009

Dear National Retail Fund III Shareholder,

This notice is to inform you of the Fund’s next quarterly repurchase offer to repurchase for cash up to 5% of its outstanding shares.  The purpose of this repurchase offer (or “tender offer”) is to provide the Fund’s shareholders with a way to sell their shares at the Fund’s net asset value.  Fund shares normally can be repurchased by the Fund during the Fund’s regular quarterly repurchase offers.  The NAV per share of the Fund on May 8, 2009 was $10.05. The NAV can fluctuate.  The NAV used to calculate the repurchase price will be determined on June 15, 2009.  Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you call in your request or the date your Repurchase Request Form is received.

The repurchase offer, described in the enclosed Repurchase Request Form, begins on May 15, 2009 and ends at 4:00 p.m., Eastern Time, on June 15, 2009 (the Repurchase Request Deadline).  We must receive a telephone request or the properly completed Repurchase Request Form (enclosed), by the Repurchase Request Deadline if you want to sell shares of National Retail Fund III this quarter.

All requests for repurchase of shares during this period will be processed on June 15, 2009.  The Fund expects to make payments for all shares repurchased within one week of the Repurchase Pricing Date.  The Fund normally will not charge a repurchase fee, however, shares repurchased by the Fund as described above, within one year of the date you purchased them, will be subject to a 2% early repurchase fee.  The early repurchase fee will be deducted from the repurchase proceeds and retained by the Fund.

You can sell your shares to the Fund at their NAV during the repurchase period, subject to the terms of the repurchase offer, if you do one of the following by the Repurchase Request Deadline:

1.

Make a telephone request by dialing 1-877-295-6275, 8:30 a.m. to 6 p.m. (EDT), Monday through Thursday and 8:30 a.m. to 5:30 p.m. (EDT), Friday.  Generally, requests to tender shares with a value of $50,000 or less can be made over the phone provided you have not changed your address within the last 30 days; or

2.

Complete the enclosed Repurchase Offer Request form and return it to arrive at the Fund’s transfer agent, Gemini Fund services, LLC by 4:00 p.m., June 15, 2009.

For details of the offer, please refer to the attached Repurchase Offer Document.

Sincerely,

National Retail Fund III

4020 S. 147th Street

Omaha, NE 68137

NATIONAL RETAIL FUND III

REPURCHASE REQUEST FORM

THIS FORM MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, JUNE 15, 2009, AT THE OFFICES OF:

National Retail Fund III

c/o Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is over subscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders

               _________________________________

(PRINT EXACT NAMES)

_________________________________

Account Number:

Day Time Telephone Number:

___________________________

________________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____

Full Tender:

Please tender all shares in my account

_____

Partial Tender:

Please tender ___________shares from my account.

_____

Dollar Amount

Please tender enough shares to net $____________

Payment and Delivery Instructions:

Unless alternative instructions are given below, the proceeds will be sent to the bank via ACH (electronic transfer) already on file with the account.  Please complete the information below if you prefer the proceeds be mailed to the address of record on the account, an alternate mailing address or an alternate bank address. (see signature guarantee requirements)*

_____ Mail check to the Address of Record

_____By Electronic Transfer through ACH to an Alternate Bank:

Bank Name______________________     Bank Account Number_______________________

Routing Number_____________________  Name(s) of Account Holder__________________

______Alternative mailing instructions:

__________________________________________________

___________________________________________________

____________________________________________________

Signature(s)

ALL signatures must correspond EXACTLY with the name(s) in which the shares are registered.

If the shares are registered in more than one name, ALL registered holders must sign below.

Signature:

Date:

__________________________________

 _______________________

__________________________________                 ________________________

Signature Guarantee:*

Signatures that require a signature guarantee MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:

___________________________________

*Medallion Signature Guarantees  A medallion signature guarantee of each owner is required to repurchase shares in the following situations (i) if you change ownership on your account;  (ii) when you want the repurchase proceeds sent to a different street or bank address from that registered on the account;  (iii) if the proceeds are to be made payable to someone other than the account’s owner(s); (iv) any repurchase transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 30 days. In addition, medallion signature guarantees are required for all repurchases in excess of $50,000 from any shareholder account.

NATIONAL RETAIL FUND III

REPURCHASE OFFER

1.

The Offer.     National Retail Fund III ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares.  This offer is not conditioned on the tender of any minimum number of shares.  This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.

Net Asset Value.     The NAV of the Fund on May 8, 2009 was $10.05 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).  The NAV can fluctuate.  Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form.  The current NAV may be obtained by calling 1-877-295-6275 and asking for the most recent price.  The shares of the Fund are not traded on any organized market or securities exchange.

3.

Repurchase Request Deadline.  All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on June 15, 2009.

4.

Repurchase Pricing Date.  The NAV used to calculate the repurchase price will be determined on June 15, 2009.  This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5.

Payment for Shares Repurchased.     The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date.  In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.  The Fund normally will not charge a repurchase fee.  However, for one year following your purchase, shares may be repurchased by the Fund as described above, at a price equal to the current NAV per share less a 2% early repurchase fee. The early repurchase fee will be deducted from the repurchase proceeds and retained by the Fund.

6.

Increase in Number of Shares Repurchased:  Pro Rata Purchase.     If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).  If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7.

Withdrawal or Modification.     Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on June 15, 2009.

8.

Suspension or Postponement of Repurchase Offer.     The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

•

If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•

For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•

For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

•

For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9.

Tax Consequences.     You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase.   Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.

Documents in Proper Form.     All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion.  The determination by the Fund shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders.  The Fund's interpretations of the terms and conditions of this offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide.  Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, the Transfer Agent, the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund's distributor is or will be obligated to insure that your financial adviser, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares.  Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer.  No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information.  If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer call 1-877-295-6275.